AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2023

(unaudited)

Shares	Common Stocks (95.6%)	Market Value	(a)
	Communication Services (4.6%)
	Entertainment (2.8%)
30,000	Take-Two Interactive Software, Inc.+	$ 3,579,000

	Interactive Media & Services (1.8%)
50,000	Snap, Inc.+	560,500
71,000	ZoomInfo Technologies, Inc.+	1,754,410
		2,314,910
	Total Communication Services	5,893,910

	Consumer Discretionary (5.6%)
	Automobiles (1.0%)
104,000	Ford Motor Co.	1,310,400

	Hotels, Restaurants & Leisure (2.4%)
38,000	Caesars Entertainment, Inc.+	1,854,780
12,000	Expedia Group, Inc.+	1,164,360
		3,019,140

	Leisure Products (1.1%)
80,000	Mattel, Inc.+	1,472,800

	Specialty Retail (1.1%)
10,000	Dick's Sporting Goods, Inc.	1,418,900
	Total Consumer Discretionary	7,221,240

	Consumer Staples (9.1%)
	Food & Staples Retailing (1.1%)
29,000	Kroger Co.	1,431,730

	Food Products (6.4%)
35,000	Campbell Soup Co.	1,924,300
58,000	Conagra Brands, Inc.	2,178,480
32,000	Kellogg Co.	2,142,720
53,000	The Kraft Heinz Co.	2,049,510
		8,295,010

	Household Products (1.6%)
23,000	Church & Dwight Co., Inc.	2,033,430
	Total Consumer Staples	11,760,170

	Energy (7.5%)
	Energy Equipment & Services (0.4%)
18,000	Halliburton Co.	569,520

	Oil, Gas & Consumable Fuels (7.1%)
7,000	Cheniere Energy, Inc.	1,103,200
5,000	Hess Corp.	661,700
32,000	Occidental Petroleum Corp.	1,997,760
11,000	Phillips 66	1,115,180
14,000	Pioneer Natural Resources Co.	2,859,360
10,000	Valero Energy Corp.	1,396,000
		9,133,200
	Total Energy	9,702,720

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Financials (4.5%)
	Banks (0.5%)
3,000	Cullen/Frost Bankers, Inc.	$ 316,020
3,000	M&T Bank Corp.	358,710
		674,730

	Capital Markets (2.4%)
14,000	The Bank of New York Mellon Corp.	636,160
6,000	LPL Financial Holdings, Inc.	1,214,400
11,000	State Street Corp.	832,590
4,000	T Rowe Price Group, Inc.	451,600
		3,134,750

	Insurance (1.6%)
20,000	MetLife, Inc.	1,158,800
21,000	Unum Group	830,760
		1,989,560
	Total Financials	5,799,040

	Health Care (10.6%)
	Biotechnology (2.5%)
2,000	Alnylam Pharmaceuticals, Inc.+	400,640
3,000	Biogen, Inc.+	834,090
8,000	BioMarin Pharmaceutical, Inc.+	777,920
5,000	Seagen, Inc.+	1,012,350
2,000	Sarepta Therapeutics, Inc.+	275,660
		3,300,660

	Health Care Equipment & Supplies (2.0%)
3,000	IDEXX Laboratories, Inc.+	1,500,240
8,000	Zimmer Biomet Holdings, Inc.	1,033,600
		2,533,840

	Health Care Providers & Services (3.6%)
10,000	Centene Corp.+	632,100
15,000	Guardant Health, Inc.+	351,600
5,000	McKesson Corp.	1,780,250
13,000	Quest Diagnostics, Inc.	1,839,240
		4,603,190

	Life Sciences Tools & Services (2.5%)
28,000	Avantor, Inc.+	591,920
6,000	Illumina, Inc.+	1,395,300
6,000	IQVIA Holdings, Inc.+	1,193,340
		3,180,560
	Total Healthcare	13,618,250

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Industrials (12.1%)
	Aerospace & Defense (2.7%)
17,000	AeroVironment, Inc.+	$ 1,558,220
4,000	Northrop Grumman Corp.	1,846,880
		3,405,100

	Air Freight & Logistics (0.5%)
3,000	FedEx Corp.	685,470

	Commercial Services & Supplies (2.1%)
20,000	Republic Services, Inc.	2,704,400

	Electrical Equipment (1.4%)
4,000	Rockwell Automation, Inc.	1,173,800
26,000	Shoals Technologies Group, Inc.+	592,540
		1,766,340

	Machinery (2.3%)
45,000	Allison Transmission Holdings, Inc.	2,035,800
2,000	Nordson Corp.	444,520
4,000	Xylem, Inc.	418,800
		2,899,120

	Professional Services (1.7%)
4,000	Jacobs Solutions, Inc.	470,040
9,000	Verisk Analytics, Inc.	1,726,740
		2,196,780

	Trading Companies & Distributors (1.4%)
12,000	WESCO International, Inc.	1,854,480
	Total Industrials	15,511,690

	Information Technology (15.5%)
	Communications Equipment (2.4%)
10,000	Arista Networks, Inc.+	1,678,600
40,000	Viasat, Inc.+	1,353,600
		3,032,200

	Electronic Equipment/Instrument (1.6%)
32,000	Coherent Corp.+	1,218,560
5,000	Rogers Corp.+	817,150
		2,035,710

	Semiconductors & Semiconductor Equipment (3.0%)
20,000	Ambarella, Inc.+	1,548,400
2,000	Enphase Energy, Inc.+	420,560
7,000	Micron Technology, Inc.	422,380
29,000	PDF Solutions, Inc.+	1,229,600
4,000	Wolfspeed, Inc.+	259,800
		3,880,740

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Software (8.5%)
7,000	Cadence Design Systems, Inc.+	$ 1,470,630
11,000	CommVault Systems, Inc.+	624,140
8,000	Elastic NV+	463,200
4,000	HubSpot, Inc.+	1,715,000
19,000	Splunk, Inc.+	1,821,720
3,000	Synopsys, Inc.+	1,158,750
11,000	Workday, Inc.+	2,271,940
12,000	Zscaler, Inc.+	1,401,960
		10,927,340
	Total Information Technology	19,875,990

	Materials (7.9%)
	Chemicals (0.5%)
11,000	Corteva, Inc.	663,410

	Construction Materials (1.1%)
4,000	Martin Marietta Materials, Inc.	1,420,240

	Containers & Packaging (0.9%)
20,000	Ball Corp.	1,102,200

	Metals & Mining (5.4%)
80,000	Barrick Gold Corp.	1,485,600
108,000	Lithium Americas Corp.+	2,350,080
40,000	Newmont Corp.	1,960,800
10,000	Steel Dynamics, Inc.	1,130,600
		6,927,080
	Total Materials	10,112,930

	Real Estate (6.1%)
	Equity Real Estate Investment (5.1%)
7,000	AvalonBay Communities, Inc.	1,176,420
19,000	Crown Castle, Inc.	2,542,960
90,000	VICI Properties, Inc.	2,935,800
		6,655,180

	Office REITS (1.0%)
10,000	Alexandria Real Estate Equities, Inc.	1,255,900
	Total Real Estate	7,911,080

	Utilities (12.1%)
	Electric Utilities (6.8%)
23,000	American Electric Power Co., Inc.	2,092,770
31,000	Entergy Corp.	3,339,940
84,000	FirstEnergy Corp.	3,365,040
		8,797,750

	Multi-Utilities (5.3%)
52,000	CMS Energy Corp.	3,191,760
38,000	WEC Energy Group, Inc.	3,602,020
		6,793,780
	Total Utilities	15,591,530
	Total Common Stocks (cost $110,054,998)	122,998,550

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023

(unaudited)

Shares	Short-Term Investment (4.5%)		Market Value	(a)
5,796,554	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.69%*(cost $5,796,554)		$ 5,796,554

	Total Investments (cost $115,851,552 - note b)	100.1%	128,795,104
	Other assets less liabilities	(0.1)	(188,933)
	Net Assets	100.0%	$ 128,606,171

	+ Non-income producing security.
	* The rate is an annualized seven-day yield at period end.

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	2.8%
Air Freight & Logistics	0.6
Automobiles	1.1
Banks	0.5
Biotechnology	2.7
Capital Markets	2.5
Chemicals	0.5
Commercial Services & Supplies	2.2
Communications Equipment	2.5
Construction Materials	1.2
Containers & Packaging	0.9
Electric Utilities	7.1
Electrical Equipment	1.4
Electronic Equipment/Instrument	1.7
Energy Equipment & Services	0.5
Entertainment	2.9
Equity Real Estate Investment	5.4
Food & Staples Retailing	1.2
Food Products	6.7
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	3.7
Hotels, Restaurants & Leisure	2.5
Household Products	1.6
Insurance	1.6
Interactive Media & Services	1.9
Leisure Products	1.2
Life Sciences Tools & Services	2.6
Machinery	2.4
Metals & Mining	5.6
Multi-Utilities	5.5
Office REITS	1.0
Oil, Gas & Consumable Fuels	7.4
Professional Services	1.8
Semiconductors & Semiconductor Equipment	3.2
Software	8.9
Specialty Retail	1.1
Trading Companies & Distributors	1.5
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $115,954,878 amounted to $12,840,226, which consisted of aggregate gross unrealized appreciation of $15,931,104 and aggregate gross unrealized depreciation of $3,090,878.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$ 128,795,104
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$ 128,795,104
+ See schedule of investments for a detailed listing of securities.